FINANCIAL LIABILITIES - Additional Information (Details) $ / shares in Units, $ in Millions		3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 10, 2022	Jun. 30, 2023 USD ($) $ / shares	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($)	Dec. 31, 2022 shares
Disclosure of detailed information about financial instruments [line items]
Dividends recognised as distributions to owners | $		$ 43	$ 39	$ 85	$ 79
Stock split conversion ratio	1.5
Share capital | Exchangeable Shares
Disclosure of detailed information about financial instruments [line items]
Share issuance, exchangeable share conversion (in shares)				121,970		427,643
Exchangeable share conversion, shares (in shares)				5,811		17,512
Number of share issued, price per share (in dollars per share) | $ / shares		$ 36.50		$ 36.50